Deposits	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Deposits
Note 7. Deposits
(1)(2)

$ millions, as at							2025 Apr. 30	2024 Oct. 31
	Payable on demand	(3)	Payable after notice	(4)	Payable on a fixed date	(5)(6)	Total	Total

Personal	$14,563		$142,147		$98,813		$255,523	$252,894
Business and government (7)	104,128		118,217		218,997		441,342	435,499
Bank	16,559		636		10,206		27,401	20,009
Secured borrowings (8)	–		–		60,361		60,361	56,455
	$135,250		$261,000		$388,377		$784,627	$764,857
Comprises:
Held at amortized cost							$745,584	$725,849
Designated at fair value							39,043	39,008
							$784,627	$764,857
Total deposits include (9) :
Non-interest-bearing deposits
Canada							$87,482	$84,460
U.S.							12,924	12,927
Other international							6,601	5,691
Interest-bearing deposits
Canada							530,160	526,186
U.S.							109,298	101,141
Other international							38,162	34,452
							$784,627	$764,857
(1)
Includes deposits of $300.7 billion (October 31, 2024: $288.4 billion) denominated in U.S. dollars and deposits of $57.9 billion (October 31, 2024: $52.9 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $0.2 billion (October 31, 2024: $0.6 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $58.4 billion (October 31, 2024: $61.1 billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $15.9 billion (October 31, 2024: $15.5 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.